32. Commitments (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Oxiteno
SummaryOfContractCommitmentsLineItems [Line Items]
Maximum compensation value	R$ 1,142
Ipiranga
SummaryOfContractCommitmentsLineItems [Line Items]
Maximum compensation value	924
Ultracargo
SummaryOfContractCommitmentsLineItems [Line Items]
Maximum compensation value	740
Ultragaz
SummaryOfContractCommitmentsLineItems [Line Items]
Maximum compensation value	150
Extrafarma
SummaryOfContractCommitmentsLineItems [Line Items]
Maximum compensation value	R$ 160